UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments May 31, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 119.6%
Corporate — 12.1%
Chesterfield County EDA, RB, Virginia
Electric Power Co. Project, Series A,
AMT, 5.60%, 11/01/31	$ 500	$475,760
Isle Wight County IDA Virginia, RB,
Series A, AMT, 5.70%, 11/01/27	1,300	1,295,125
Louisa IDA, Refunding RB, Virginia
Electric & Power Co. Project, Series A,
Mandatory Put Bonds, 5.38%,
11/01/35 (a)	1,000	1,080,870
		2,851,755
County/City/Special District/School District — 20.6%
Celebrate North Community
Development Authority, Special
Assessment Bonds, Celebrate Virginia
North Project, Series B, 6.75%,
3/01/34	1,458	1,012,581
City of Portsmouth Virginia, GO,
Refunding, Series D, 5.00%, 7/15/34	500	525,000
County of Prince William Virginia, RB,
5.00%, 12/01/21 (b)	400	419,088
Dulles Town Center Community
Development Authority, Special
Assessment Bonds, Dulles Town
Center Project, 6.25%, 3/01/26	910	892,728
Fairfax County Redevelopment &
Housing Authority, RB, Fairfax
Redevelopment & Housing, 5.00%,
10/01/39	1,500	1,556,835
Mosaic District Community
Development Authority, Tax Allocation
Bonds, Series A, 6.88%, 3/01/36 (c)	250	250,228
White Oak Village Shops Community
Development Authority, Special
Assessment Bonds, Special
Assesment, 5.30%, 3/01/17	205	207,718
		4,864,178
Education — 15.2%
Montgomery County EDA, Refunding RB,
Virginia Tech Foundation, Series A,
5.00%, 6/01/39	355	366,690
Virginia College Building Authority,
Refunding RB:
Liberty University Projects,
5.00%, 3/01/41	1,000	1,015,510
Washington & Lee University Project
(NPFGC), 5.25%, 1/01/26	500	574,975
Washington & Lee University Project
(NPFGC), 5.25%, 1/01/31	1,000	1,124,720

	Par
Municipal Bonds	(000)	Value
Virginia (continued)
Education (concluded)
Virginia Small Business Financing
Authority, RB, Roanoke College,
5.75%, 4/01/41	$ 500	$ 506,515
		3,588,410
Health — 20.7%
Danville IDA Virginia, Refunding RB,
Danville Regional Medical Center
(AMBAC), 5.25%, 10/01/28 (d)	1,000	1,177,100
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.00%,
10/01/27	1,000	952,700
Henrico County EDA, Refunding RB, Bon
Secours, Series A, 5.60%, 11/15/30	1,440	1,442,347
Peninsula Ports Authority, Refunding RB,
Virginia Baptist Homes, Series C,
5.40%, 12/01/33	250	161,058
Roanoke Economic Development
Authority, Refunding RB, Carilion
Health System, Series B (AGM),
5.00%, 7/01/38 (a)	500	487,665
Winchester IDA Virginia, RB, Valley
Health System Obligation, Series E,
5.63%, 1/01/44	650	657,358
		4,878,228
Housing — 16.0%
Virginia HDA, RB:
Rental Housing Series A,
5.25%, 5/01/41	750	754,230
Rental Housing, Series B,
5.63%, 6/01/39	1,000	1,036,260
Rental Housing, Series D,
4.60%, 9/01/40	500	466,635
Sub-Series H-1 (NPFGC), 5.38%,
7/01/36	1,500	1,500,405
		3,757,530
State — 8.4%
Virginia College Building Authority, RB,
Public Higher Education Financing
Program, Series A, 5.00%, 9/01/33	1,000	1,047,580
Virginia Public School Authority, RB,
School Financing:
6.50%, 12/01/35	360	403,218
1997 Resolution, Series B, 5.25%,
8/01/33	500	532,810
		1,983,608
Transportation — 10.6%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	465	451,371
Norfolk Airport Authority Virginia, RB,
Series A (NPFGC), 5.13%, 7/01/31	1,500	1,499,910

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2011	1

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Transportation (concluded)
Richmond Metropolitan Authority
Virginia, Refunding RB (NPFGC),
5.25%, 7/15/22	$ 500	$ 546,065
		2,497,346
Utilities — 16.0%
Fairfax County Water Authority,
Refunding RB, 5.00%, 4/01/27	1,205	1,220,255
Virginia Resources Authority, RB:
Senior, Virginia Pooled
Financing Program, Series B,
5.00%, 11/01/33	2,000	2,097,100
State Revolving Fund, 5.00%,
10/01/30	425	458,911
		3,776,266
Total Municipal Bonds in Virginia		28,197,321
District Of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports
Authority, RB:
First Senior Lien, Series A,
5.25%, 10/01/44	460	459,963
First Senior Lien, Series A,
5.00%, 10/01/39	290	287,375
Series B, 5.00%, 10/01/29	1,000	1,037,180
Total Municipal Bonds in the District of Columbia		1,784,518
Guam — 0.8%
County/City/Special District/School District — 0.8%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	200	199,204
Multi-State — 7.0%
Housing — 7.0%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (e)(f)	1,500	1,650,030
Puerto Rico — 4.3%
Tobacco — 4.3%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.38%, 5/15/33	1,150	1,013,196
U. S. Virgin Islands — 0.4%
State — 0.4%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	100	87,304
Total Municipal Bonds – 139.7%		32,931,573
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
Virginia — 17.4%
Education — 8.8%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	2,000	2,081,400

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (g)	(000)	Value
Virginia (concluded)
Health — 8.6%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	999	1,025,151
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	$ 1,000	$1,006,714
		2,031,865
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 17.4%		4,113,265
Total Long-Term Investments
(Cost – $36,184,122) – 157.1%		37,044,838
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.11% (h)(i)	39,247	39,247
Total Short-Term Securities
(Cost – $39,247) – 0.2%		39,247
Total Investments
(Cost - $36,223,369*) – 157.3%		37,084,085
Other Assets Less Liabilities –0.8%		190,265
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (8.6)%		(2,020,956)
Preferred Shares, at Redemption Value – (49.5)%		(11,675,488)
Net Assets Applicable to Common Shares – 100.0% $		23,577,906

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 34,183,283
Gross unrealized appreciation	$ 1,502,479
Gross unrealized depreciation	(576,293)
Net unrealized appreciation	$ 926,186

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Pershing LLC	$ 250,228	$ 1,880

(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.

2 BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2011

BlackRock Virginia Municipal Bond Trust (BHV)
Schedule of Investments (concluded)

(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h)Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares
	Held at		Shares
	August 31,	Net	Held at
Affiliate	2010	Activity	May 31, 2011	Income
FFI Institutional
Tax-Exempt
Fund	164,857	(125,430)	39,247	$ 474

(i) Represents the current yield as of report date.

• Financial futures contracts sold as of May 31, 2011 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
8	10-Year U.S.	Chicago	June 2011	$ 948,110	$ (44,140)
	Treasury	Board of
	Note	Trade
10	10-Year U.S.	Chicago	September	$ 1,244,434	$ (1,660)
	Treasury	Board of	2011
	Note	Trade
Total				$ (45,800)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-
annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$37,044,838	—	$37,044,838
Short-Term
Securities	$39,247	—	—	39,247
Total	$39,247	$37,044,838	—	$37,084,085
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
[2]Derivative Financial Instruments
Liabilities:
Interest rate
contracts	$ (45,800)	—	—	$(45,800)
[2] Derivative financial Instruments are financial future contracts, which are valued at the unrealized appreciation/depreciation on the instrument

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2011	3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 26, 2011